CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified		Total	WP Com [Member]	Ordinary Shares [Member]	Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] WP Com [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] WP Com [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] WP Com [Member]	Noncontrolling Interest [Member] Horizons Holdings [Member]	Total Comprehensive Loss [Member]
Balance at Dec. 31, 2008		$ 504,347		$ 12	$ 1,461,006	$ (886,306)		$ (70,365)
Balance, shares at Dec. 31, 2008				12,000
Net loss		(781,692)				(781,692)							(781,692)
Net loss attributable to redeemable noncontrolling interest													(369)
Liabilities assumed by parent and other contributed capital		56,965			56,965
Change of Domicile:
Recapitalization of common shares		4,988		4,988
Recapitalization of common shares, shares				4,988,000
Contribution surplus		7,012			7,012
Mark to market valuation adjustment for redeemable noncontrolling interest		(4,367)			(4,367)
Postretirement/pension liability adjustment, net of tax		(250)						(250)					(250)
Other comprehensive income, net of tax		2,234						2,234					2,234
Total comprehensive loss													(780,077)
Balance at Dec. 31, 2009		(210,763)		5,000	1,520,616	(1,667,998)		(68,381)
Balance, shares at Dec. 31, 2009				5,000,000
Net loss		(505,452)				(505,452)				(19)			(505,471)
Net loss attributable to redeemable noncontrolling interest													(2,298)
Liabilities assumed by parent and other contributed capital		38,672			38,672
Change of Domicile:
Consolidation of entities	[1]		(518)				(2,364)		1,846		1,921
Mark to market valuation adjustment for redeemable noncontrolling interest		(10,908)			(10,908)
Postretirement/pension liability adjustment, net of tax		(9,579)						(9,579)					(9,579)
Other comprehensive income, net of tax		(393)						(393)					(393)
Total comprehensive loss													(517,741)
Balance at Dec. 31, 2010		(698,941)		5,000	1,548,380	(2,175,814)		(76,507)		1,902
Balance, shares at Dec. 31, 2010		5,000,000		5,000,000
Net loss		(432,888)				(432,888)				1,136			(431,752)
Net loss attributable to redeemable noncontrolling interest													(2,242)
Liabilities assumed by parent and other contributed capital		8,385			8,385
Change of Domicile:
Consolidation of entities	[1]											49,263
Dividends paid to noncontrolling interests										(1,375)
Mark to market valuation adjustment for redeemable noncontrolling interest		15,090			15,090
Postretirement/pension liability adjustment, net of tax		(35,080)						(35,080)					(35,080)
Other comprehensive income, net of tax		59						59					59
Total comprehensive loss													(469,015)
Balance at Dec. 31, 2011		$ (1,143,375)		$ 5,000	$ 1,571,855	$ (2,608,702)		$ (111,528)		$ 50,926
Balance, shares at Dec. 31, 2011		5,000,000		5,000,000

[1]	See Note 8-Investments for further discussion of the consolidation of WP Com and Horizons Holdings, respectively.